Leases - Summary of Supplemental Cash Flow Information Related to Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 31,580	$ 39,747	$ 49,043
Operating cash flows from finance leases	6	8	12
Financing cash flows from finance leases	112	151	192
Leased assets obtained in exchange for new operating lease liabilities	13,297	1,057	5,113
Leased assets obtained in exchange for new finance lease liabilities	$ 49	$ 81	$ 132